General Company Information (Details) $ in Millions		12 Months Ended
	Feb. 05, 2021 USD ($)	Dec. 31, 2020 USD ($)	Feb. 05, 2021 kr / shares shares
IFRS IPO [Member]
Disclosure of General Company Information [line items]
Aggregate proceeds from IPO	$ 27.9
Deduction on underwriting discount	$ 2.1
Ordinary shares authorized on capital | shares			3,000,000
Ordinary shares par value | kr / shares			kr 1
Emerging Growth Company
Disclosure of General Company Information [line items]
Gross revenue total		$ 1,070.0
Non-affiliates exceeds		700.0
Issued non-convertible debt securities		$ 1,000.0